OTHER LIABILITIES (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
OTHER LIABILITIES
Assurance-type warranties	₫ 907,064	$ 37,389,283,000,000				₫ 283,765
Assurance-type warranties	2,119,038	87,346,991,000,000				₫ 795,886
Nonrelated party
OTHER LIABILITIES
Provision for contract penalty, compensations and purchase commitments							₫ 1,321,147
Tax payables							1,756,860
Assurance-type warranties							254,792
Payables to employees							631,064
Others							214,115
TOTAL	11,094,306	457,308,574	₫ 13,875,625	[1]			4,177,978
Assurance-type warranties							606,429
TOTAL	₫ 3,844,168	$ 158,457,049	2,194,253	[1]			606,429
Nonrelated party | As previously reported
OTHER LIABILITIES
Provision for contract penalty, compensations and purchase commitments			1,476,203		$ 61,853,809
Tax payables			609,469		25,537,124
Assurance-type warranties			895,086		37,504,651
Payables to employees			773,628		32,415,486
Payables relating to business cooperation contract with Nam An			5,814,429		243,628,132
Others			454,971		19,063,564
TOTAL			10,023,786		420,002,765		4,177,978
Assurance-type warranties			1,665,963		69,804,869
Payable relating to government grant			396,696		16,621,805
Others			131,594		5,513,869
TOTAL			₫ 2,194,253		$ 91,940,543		₫ 606,429

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).